Consolidated Balance Sheets (Annual) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash		$ 3,334,813	$ 753,316
Accounts receivable, net	$ 3,922,778	2,540,515	2,528,321
Due from related parties	351,139	424,086	221,790
Prepaid and other current assets	546,160	267,110	78,157
Total Current Assets	6,141,182	6,566,524	3,581,584
Property and equipment, net	391,762	409,382	350,530
Intangible asset	99,592	99,592	21,875
Goodwill	5,172,146	1,537,742	1,537,742
Deferred tax assets		446,402	460,036
TOTAL ASSETS	12,218,120	9,059,642	5,951,767
Current Liabilities
Accounts payable	1,913,304	1,474,595	2,737,411
Due to related parties	26,613	26,613	94,616
Loans payable - net of discount of $7,406 and $19,221		315,450	1,332,612
Loans payable - related parties		239,308	2,054,379
Current portion of convertible notes - net of discount of $0 and $370,106			253,554
Other current liabilities	515,223	307,049	413,676
Derivative liabilities			1,025,691
Total Current Liabilities	2,769,981	2,363,015	7,911,939
Convertible notes - net of discount of $0 and $2,184			2,816
Loans payable, non-current	101,590	119,295	270,836
Employee benefits, non-current		156,434	161,212
TOTAL LIABILITIES	3,016,454	2,638,744	8,346,803
Stockholders' Equity (Deficit)
Common stock: 300,000,000 authorized; $0.001 par value 147,477,358 and 118,133,432 shares issued and outstanding, respectively	151,830	147,477	118,133
Additional paid in capital	29,437,832	25,842,982	13,267,261
Accumulated deficit	(19,511,934)	(18,536,921)	(14,699,148)
Accumulated other comprehensive loss	(37,935)	(36,658)	(74,831)
Equity attributed to stockholders of iQSTEL Inc.	10,039,824	7,416,911	(1,388,575)
Deficit attributable to noncontrolling interests	(838,158)	(996,013)	(1,006,461)
Total stockholders' Equity (Deficit)	9,201,666	6,420,898	(2,395,036)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	12,218,120	9,059,642	5,951,767
Preferred Class A [Member]
Stockholders' Equity (Deficit)
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10	10
Preferred Class B [Member]
Stockholders' Equity (Deficit)
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21
Preferred Class C [Member]
Stockholders' Equity (Deficit)
Preferred stock: 1,200,000 authorized; $0.001 par value